ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Accounts Receivable, Salvage Value, Percentage	0.11
Depreciation expense	$ 145,700,000	$ 122,700,000	$ 131,600,000
Salvage value as a percentage of operational asset's acquisition cost	10.00%
Deposits	43,700,000	1,500,000
Customer Concentration Risk | Petroleos Mexicanos
Significant Accounting Policies [Line Items]
Concentration of risk percentage			11.00%
Credit Concentration Risk | Accounts Receivable | Petroleos Mexicanos
Significant Accounting Policies [Line Items]
Concentration of risk percentage	10.00%		28.00%
Minimum
Significant Accounting Policies [Line Items]
Accounts reviewed for collectability, days past due from invoice date	150
Capital lease, terms	55 months
Capitalized internal-use software, useful life	5
The likelihood that some portion or all of the deferred tax assets will not be realized in future periods	50.00%
Maximum
Significant Accounting Policies [Line Items]
Cash in bank deposit and brokerage accounts guaranteed by FDIC	$ 250,000
Capital lease, terms	60 months
Capitalized internal-use software, useful life	7